Income taxes - Summary of Income (Loss) Before Income Taxes and the Provision for Current and Deferred Income Taxes Attributable (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Profit Loss Before Tax And Major Components Of Tax Expense Income [Abstract]
Income (loss) before income taxes:	¥ 1,268,662	¥ 1,274,496	¥ 1,117,503
Income tax expenses
Current	271,045	304,881	238,602
Deferred	17,123	(42,158)	(9,505)
Income tax expense, Total	¥ 288,168	¥ 262,723	¥ 229,097